UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Heitman Real Estate Securities LLC
Address: 191 N. Wacker Drive
         Suite 2500
         Chicago, IL 60606

13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nancy B. Lynn
Title: Vice President
Phone: 312-849-4150

Signature,                               Place,             and Date of Signing:


/s/ Nancy B. Lynn                        Chicago, IL              11/9/04
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total:  2,178,823


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                            TITLE OF                     VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER           CLASS          CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS    SOLE   SHARED   NONE
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
Common:
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Alexandria Real Estate
  Equities, Inc.          Common Stock    015271109      44,812     681,867  -    -     681,867              472,572         209,295
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Arden Realty, Inc.        Common Stock    039793104      32,829   1,007,653  -    -   1,007,653              695,212         312,441
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Associated Estates
  Realty Corp.            Common Stock    045604105         880      88,100  -    -      88,100                    -          88,100
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Avalonbay Communities,
  Inc.                    Common Stock    053484101      49,636     824,238  -    -     824,238              570,451         253,787
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BRE Properties, Inc.      Common Stock    05564E106     104,920   2,735,843  -    -   2,735,843            1,920,526         815,317
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Bedford Property
  Investors, Inc.         Common Stock    076446301         404      13,300  -    -      13,300                    -          13,300
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Boston Properties, Inc.   Common Stock    101121101      81,012   1,462,579  -    -   1,462,579            1,014,119         448,460
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Brandywine Realty Trust   Common shares
                           of beneficial
                           interest       105368203      13,424     471,362  -    -     471,362              317,718         153,644
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Brookfield Properties
  Corp.                   Common Stock    112900105      54,878   1,701,102  -    -   1,701,102            1,241,226         459,876
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CBL & Associates
  Properties, Inc.        Common Stock    124830100      41,880     687,119  -    -     687,119              469,839         217,280
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Capital Automotive REIT   Common shares
                           of beneficial
                           interest       139733109      34,876   1,115,311  -    -   1,115,311              777,633         337,678
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Colonial Properties Trust Common shares
                           of beneficial
                           interest       195872106      29,552     734,762  -    -     734,762              489,071         245,691
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Commercial Net Lease
  Realty, Inc.            Common Stock    202218103         541      29,700  -    -      29,700                    -          29,700
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Developers Diversified
  Realty Corp.            Common Stock    251591103      68,947   1,761,090  -    -   1,761,090            1,223,511         537,579
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Duke Realty Corporation   Common Stock    264411505      61,407   1,849,604  -    -   1,849,604            1,277,525         572,079
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EastGroup Properties,
  Inc.                    Common Stock    277276101         123       3,700  -    -       3,700                3,700               -
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Equity Residential        Common shares
  Properties Trust         of beneficial
                           interest       29476L107      74,294   2,396,572  -    -   2,396,572            1,737,795         658,777
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Extra Space Storage Inc.  Common Stock    30225T102      31,606   2,478,916  -    -   2,478,916            1,735,926         742,990
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Gables Residential Trust  Common shares
                           of beneficial
                           interest       362418105       1,212      35,500  -    -      35,500                    -          35,500
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Government Properties
  Trust, Inc.             Common Stock    38374W107      21,477   2,260,703  -    -   2,260,703            1,547,850         712,853
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HRPT Properties Trust     Common shares
                           of beneficial
                           interest       40426W101       1,686     153,400  -    -     153,400                    -         153,400
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Health Care REIT Inc.     Common Stock    42217K106       1,742      49,500  -    -      49,500                    -          49,500
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Healthcare Realty Trust
  Inc.                    Common Stock    421946104       2,850      73,000  -    -      73,000               29,600          43,400
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Heritage Property
  Investment Trust, Inc.  Common Stock    42725M107         586      20,100  -    -      20,100                    -          20,100
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Hersha Hospitality Trust  Common shares
                           of beneficial
                           interest       427825104         967     102,900  -    -     102,900                    -         102,900
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Home Properties of New
  York, Inc.              Common Stock    437306103      48,616   1,228,928  -    -   1,228,928              813,798         415,130
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Hospitality Properties    Common shares
  Trust                    of beneficial
                           interest       44106M102         714      16,800  -    -      16,800                    -          16,800
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Host Marriott Corp.       Common Stock    44107P104      82,901   5,908,823  -    -   5,908,823            4,083,860       1,824,963
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Innkeepers USA Trust      Common shares
                           of beneficial
                           interest       4576J0104      13,351   1,073,242  -    -   1,073,242              752,529         320,713
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Kilroy Realty Corp.       Common Stock    49427F108       9,512     250,120  -    -     250,120              180,727          69,393
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LaSalle Hotel Properties  Common shares
                           of beneficial
                           interest       517942108      44,890   1,626,461  -    -   1,626,461            1,110,925         515,536
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Lexington Corporate
  Properties Trust        Common Stock    529043101      32,325   1,488,951  -    -   1,488,951            1,026,350         462,601
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Liberty Property Trust    Common shares
                           of beneficial
                           interest       531172104      40,457   1,015,488  -    -   1,015,488              702,903         312,585
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Mack-Cali Realty
  Corporation             Common Stock    554489104      45,616   1,029,701  -    -   1,029,701              723,886         305,815
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Nationwide Health
  Properties, Inc.        Common Stock    638620104       2,544     122,600  -    -     122,600               40,400          82,200
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New Plan Excel Realty
  Trust, Inc.             Common Stock    648053106       1,145      45,800  -    -      45,800                    -          45,800
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Omega Healthcare
  Investors, Inc.         Common Stock    681936100       4,822     448,100  -    -     448,100              169,600         278,500
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PS Business Parks, Inc/CA Common Stock    69360J107      70,438   1,767,585  -    -   1,767,585            1,234,185         533,400
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Pan Pacific Retail
  Properties, Inc.        Common Stock    69806L104      84,711   1,565,829  -    -   1,565,829            1,103,081         462,748
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Plum Creek Timber Co.
  Inc.                    Common Stock    729251108       6,589     188,100  -    -     188,100               77,100         111,000
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Prentiss Properties Trust Common shares
                           of beneficial
                           interest       740706106       1,012      28,100  -    -      28,100                    -          28,100
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ProLogis                  Common shares
                           of beneficial
                           interest       743410102      63,667   1,806,665  -    -   1,806,665            1,249,581         557,084
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Public Storage, Inc       Common Stock    74460D109      62,814   1,267,685  -    -   1,267,685              876,136         391,549
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Ramco-Gershenson          Common shares
  Properties Trust         of beneficial
                           interest       751452202         926      34,200  -    -      34,200                    -          34,200
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Realty Income Corp.       Common Stock    756109104      17,596     390,767  -    -     390,767              266,990         123,777
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Regency Centers Corp.     Common Stock    758849103      91,776   1,974,092  -    -   1,974,092            1,375,985         598,107
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Rouse Company             Common Stock    779273101     135,181   2,021,250  -    -   2,021,250            1,387,560         633,690
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SL Green Realty Corp      Common Stock    78440X101      40,582     783,282  -    -     783,282              537,617         245,665
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Senior Housing Property   Common shares
  Trust                    of beneficial
                           interest       81721M109         388      21,800  -    -      21,800                    -         21,800
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Simon Property Group,
  Inc.                    Common Stock    828806109     113,659   2,119,317  -    -   2,119,317            1,472,932         646,385
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Sovran Self Storage, Inc. Common Stock    84610H108         972      24,800  -    -      24,800                    -          24,800
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Starwood Hotels & Resorts
  Worldwide, Inc.         Common Stock    85590A203      91,775   1,977,061  -    -   1,977,061            1,437,645         539,416
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Strategic Hotel Capital,
  Inc.                    Common Stock    86272T106      16,209   1,198,885  -    -   1,198,885              835,844         363,041
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Summit Properties, Inc.   Common Stock    866239106      42,328   1,564,796  -    -   1,564,796            1,131,059         433,737
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Sun Communities, Inc.     Common Stock    866674104       1,078      27,500  -    -      27,500                    -          27,500
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Tanger Factory Outlet
  Centers, Inc.           Common Shares   875465106      29,452     657,712  -    -     657,712              463,676         194,036
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US Restaurant Properties  Common Stock    902971100       1,730     102,400  -    -     102,400                    -         102,400
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United Dominion Realty
  Trust, Inc.             Common Stock    910197102      42,522   2,144,343  -    -   2,144,343            1,419,687         724,656
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Ventas Inc.               Common Stock    92276F100       2,659     102,600  -    -     102,600               42,400          60,200
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Vornado Realty Trust      Common shares
                           of beneficial
                           interest       929042109     131,477   2,097,583  -    -   2,097,583            1,446,252         651,331
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Weingarten Realty         Common shares
  Investors                of beneficial
                           interest       948741103      28,293     857,116  -    -     857,116              560,146         296,970
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Alexandria Real Estate
  Equities, Inc. Series C
  8.375%                  Preferred Stock 015271406       1,181      45,000  -    -      45,000                    -          45,000
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Apartment Investment &
  Management Series U
  7.75%                   Preferred Stock 03748R820         915      37,800  -    -      37,800                    -          37,800
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Apartment Investment &
  Management Series T
  8.00%                   Preferred Stock 03748R838       1,615      64,800  -    -      64,800                    -          64,800
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Bedford Property Investor
  Series B 7.625%         Preferred Stock 076446608       1,894      75,000  -    -      75,000                    -          75,000
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Brandywine Realty Trust
  Series C 7.5%           Preferred Stock 105368401         378      15,000  -    -      15,000                    -          15,000
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Capital Automotive REIT
  Series A 7.5%           Preferred Stock 139733117       1,644      65,000  -    -      65,000                    -          65,000
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Glimcher Realty Trust
  Series G 8.125%         Preferred Stock 379302409       1,502      59,000  -    -      59,000                    -          59,000
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Health Care REIT Inc.
  Series D                Preferred Stock 42217K304       1,014      40,000  -    -      40,000                    -          40,000
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Innkeepers USA Trust
  Series C 8.00%          Preferred Stock 4576J0401       1,288      50,900  -    -      50,900                    -          50,900
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LTC Properties Inc.
  Series F                Preferred Stock 502175607       1,805      71,000  -    -      71,000                    -          71,000
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Maguire Properties Inc.
  Series A 7.625%         Preferred Stock 559775200       1,619      65,000  -    -      65,000                    -          65,000
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Mid-America Apartment
  Communities Series H
  8.3%                    Preferred Stock 59522J806         773      30,000  -    -      30,000                    -          30,000
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PS Business Parks, Inc/CA
  1/1000                  Preferred Stock 69360J818         765      30,000  -    -      30,000                    -          30,000
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SL Green Realty Corp
  Series D 7.875%         Preferred Stock 78440X408       1,163      45,600  -    -      45,600                    -          45,600
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                          Subtotal Common             2,161,268
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                          Subtotal Preferred             17,555
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                          Grand Total                 2,178,823
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